Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables from contracts with customers [abstract]
Trade receivables (note 17)	$ 580	$ 493
Contract assets	459	367	$ 346
Deferred revenue	$ (1,848)	$ (1,724)	$ (1,613)